Shareholders' Deficit - Additional Information (Details) - $ / shares		12 Months Ended
	Oct. 28, 2021	Dec. 31, 2020	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class Of Stock [Line Items]
Common stock par or stated value per share	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Conversion of common shares		11,146,510
Common stock shares issued			31,797,101	23,851,022	23,602,718
Common stock shares outstanding			31,797,101	23,851,022	23,602,718
Common stock conversion ratio	0.9475%